DoubleLine Opportunistic Credit Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 2.5%
1,507,874	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^Þ	04/15/2039	738,350
275,092	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	249,283
1,810,021	Horizon Aircraft Finance Ltd., Series 2018-1-C	6.66%	^Þ	12/15/2038	1,097,568
3,870,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	4,000,295
20,000	SoFi Professional Loan Program, Series 2018-A-R1	6.11%	^@Þ	02/25/2042	887,573
5,930	SoFi Professional Loan Program, Series 2018-A-R2	6.11%	^@Þ	02/25/2042	263,166
132,827	Start Ltd., Series 2019-2-C	6.66%	^Þ	11/15/2044	79,506

Total Asset Backed Obligations (Cost $8,824,862)					7,315,741

Bank Loans - 7.5%
488,750	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/16/2027	480,910
82,888	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	82,266
500,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	503,393
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)
384,725	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	368,950
47,550	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	45,601
493,182	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	497,990
363,525	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		02/11/2026	363,979
140,314	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/21/2024	140,694
249,108	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	249,626
200,531	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	201,980
161,250	Bass Pro Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		09/25/2024	162,028
259,024	BellRing Brands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/21/2024	260,708
494,900	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/02/2025	493,853
276,575	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	270,301
789,609	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/21/2025	691,753
430,000	Cambium Learning Group, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%, 1.00% Floor)	9.50%		12/18/2026	422,475
238,200	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	239,583
506,250	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	500,631
280,000	Curium Bid Corporation, Senior Secured Second Lien Term Loan	8.50%	±	09/10/2028	280,700
500,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		05/01/2025	399,775
200,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 0.75% Floor)	8.00%		12/01/2028	202,250
34,554	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	33,018
64,270	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	61,414
275,101	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.25%		02/06/2025	272,661
487,500	EnergySolutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		05/09/2025	481,202
671,327	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	603,586
109,038	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50%	Þ	06/30/2027	109,038
45,000	Froneri US, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%)	5.90%		01/28/2028	45,563
95,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	95,713
174,496	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	172,370
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
381,126	(6 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	382,078
78,062	(3 Month LIBOR USD + 5.25%)	5.50%		09/30/2026	78,257
672,106	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	512,961
73,349	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/21/2025	72,157
308,000	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	311,336
290,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	289,819
96,826	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	93,720
468,000	Keane Group Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		05/26/2025	453,960
785,155	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	786,137
78,770	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	78,721
165,000	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	165,581
78,501	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.15%		06/30/2025	52,792
6,257	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/30/2024	5,162
458,599	LSF9 Atlantis Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		05/01/2023	457,166
280,000	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/20/2025	282,275
205,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	205,469
105,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	109,574
432,300	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	425,275
196,500	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	4.27%		03/06/2026	196,592
748,333	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	726,351
195,037	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	177,774
155,000	MLN US HoldCo LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.75%)	8.89%		11/30/2026	82,363
110,000	NEP Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	7.15%		10/19/2026	95,370
70,977	New Constellis Borrower LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 11.00%, 1.00% Floor, 1.00% PIK)	12.00%		03/27/2025	51,222
375,000	Omnitracs LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%)	8.15%		09/22/2028	371,603
30,547	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	30,661
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
287,791	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	288,871
21,662	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	21,743
500,000	Pearl Intermediate Parent LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%)	6.40%		02/13/2026	497,500
63,700	Polar US Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		10/15/2025	62,824
90,000	Potters Borrower LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		11/19/2027	90,225
500,000	PowerTeam Services LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		03/06/2026	463,333
251,331	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		03/11/2026	246,127
	Radiology Partners, Inc., Senior Secured First Lien Term Loan			07/09/2025
92,190	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	90,885
108,224	(1 Month LIBOR USD + 4.25%)	4.40%		07/09/2025	106,691
107,250	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/30/2025	105,675
55,338	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		02/26/2021	51,741
318,676	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	143,404
75,000	Restaurant Technologies, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		10/01/2026	71,250
120,000	Sabre Global, Inc., Senior Secured First Lien Term Loan	4.75%	±	12/17/2027	120,450
78,114	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	73,525
300,661	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	300,736
245,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.73%		06/26/2026	244,795
190,000	Sound Inpatient Physicians, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.90%		06/26/2026	189,050
125,000	Southern Veterinary Partners LLC, Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.75%, 1.00% Floor)	8.50%		09/22/2028	126,250
90,485	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	89,806
500,000	The Edelman Financial Center LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	6.90%		07/20/2026	503,750

235,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	238,133
499,900	TKC Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	9.00%		02/01/2024	447,410
61,843	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		01/25/2024	54,885
59,212	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	58,564
72,981	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.25%		05/29/2026	50,053
65,173	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/22/2025	64,901
500,000	Vantage Specialty Chemicals, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	9.25%		10/27/2025	433,375
293,249	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		08/27/2025	293,689
493,750	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	6.75%		06/22/2026	426,788
325,307	Web.Com Group, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.75%)	7.90%		10/09/2026	312,160
335,000	WeddingWire, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.25%)	8.46%		12/21/2026	317,413
158,400	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		09/30/2026	159,027

Total Bank Loans (Cost $22,961,133)					21,973,415

Collateralized Loan Obligations - 33.5%
1,000,000	Allegany Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.78%, 6.78% Floor)	6.99%	^	01/20/2033	1,003,720
1,000,000	Apres Static Ltd., Series 2020-1A-C (3 Month LIBOR USD + 4.30%, 4.30% Floor)	4.54%	^	04/15/2028	1,006,556
1,000,000	ARES Ltd., Series 2014-1A-SUB	0.09%	#^@Þ	04/17/2026	117,331
1,700,000	Atlas Senior Loan Fund Ltd., Series 2019-14A-D (3 Month LIBOR USD + 3.90%, 3.90% Floor)	4.12%	^	07/20/2032	1,689,435
1,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.82%	^	05/28/2030	1,001,228
1,000,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.17%	^	10/20/2030	984,063
1,000,000	Babson Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.82%	^	07/18/2029	1,001,048
500,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.12%	^	07/20/2029	481,103
1,000,000	Barings Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%)	5.97%	^	07/20/2029	932,711
2,500,000	Barings Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2031	2,499,995
1,000,000	Barings Ltd., Series 2019-1A-E (3 Month LIBOR USD + 6.68%, 6.68% Floor)	6.92%	^	04/15/2031	987,887
1,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2031	999,827
5,000,000	Beechwood Park Ltd., Series 2019-1A-D1 (3 Month LIBOR USD + 4.10%, 4.10% Floor)	4.32%	^	01/17/2033	5,039,523
2,000,000	Beechwood Park Ltd., Series 2019-1A-E (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.72%	^	01/17/2033	2,020,119
1,986,705	BlueMountain Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 7.50%, 7.50% Floor)	7.72%	^	01/20/2029	1,828,604
1,000,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	3.12%	^	10/22/2030	931,954
500,000	Broad River BSL Funding, Series 2020-1A-C (3 Month LIBOR USD + 3.19%, 3.19% Floor)	3.41%	^	04/20/2029	500,717
1,000,000	Canyon Capital Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.60%)	3.84%	^	07/15/2030	1,000,255
1,000,000	Canyon Capital Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.25%)	6.49%	^	07/15/2030	951,060
1,500,000	Canyon Capital Ltd., Series 2018-1A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99%	^	07/15/2031	1,386,770
1,550,000	Canyon Capital Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2032	1,550,158
1,000,000	Canyon Ltd., Series 2020-1A-B (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.99%	^	07/15/2028	1,005,450
1,500,000	Carlyle Global Market Strategies Ltd., Series 2015-5A-DR (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.92%	^	01/20/2032	1,420,715
3,750,000	Cathedral Lake Ltd., Series 2015-3A-DR (3 Month LIBOR USD + 4.10%, 4.10% Floor)	4.34%	^	07/16/2029	3,722,699
1,000,000	CIFC Funding Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.24%	^	07/15/2032	1,006,681
2,500,000	Dryden Senior Loan Fund, Series 2014-33A-ER2 (3 Month LIBOR USD + 6.97%, 6.97% Floor)	7.21%	^	04/15/2029	2,457,052
1,500,000	Dryden Senior Loan Fund, Series 2015-37A-ER (3 Month LIBOR USD + 5.15%, 5.15% Floor)	5.39%	^	01/15/2031	1,316,376
1,200,000	Dryden Senior Loan Fund, Series 2015-38A-ER (3 Month LIBOR USD + 5.60%, 5.60% Floor)	5.84%	^	07/15/2030	1,103,157
2,000,000	Dryden Senior Loan Fund, Series 2015-40A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.97%	^	08/15/2031	1,864,457
1,750,000	Dryden Senior Loan Fund, Series 2016-42A-ER (3 Month LIBOR USD + 5.55%)	5.79%	^	07/15/2030	1,647,559
500,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.49%	^	07/15/2030	500,628
2,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%)	6.64%	^	10/15/2030	1,970,255
500,000	GoldenTree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%)	3.07%	^	04/20/2030	483,698
1,000,000	Greenwood Park Ltd., Series 2018-1A-E (3 Month LIBOR USD + 4.95%)	5.19%	^	04/15/2031	949,305
500,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.87%	^	10/22/2025	417,438
1,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.12%	^	10/20/2029	924,388
1,000,000	HPS Loan Management Ltd., Series 11A-17-E (3 Month LIBOR USD + 6.10%)	6.33%	^	05/06/2030	860,860
2,500,000	LCM Ltd., Series 26A-E (3 Month LIBOR USD + 5.30%, 5.30% Floor)	5.52%	^	01/20/2031	2,142,322
850,000	Madison Park Funding Ltd., Series 2014-14A-ER (3 Month LIBOR USD + 5.80%, 5.80% Floor)	6.02%	^	10/22/2030	796,265
1,500,000	Madison Park Funding Ltd., Series 2016-22A-ER (3 Month LIBOR USD + 6.70%, 6.70% Floor)	6.94%	^	01/15/2033	1,459,021
1,500,000	Madison Park Funding Ltd., Series 2019-34A-E (3 Month LIBOR USD + 6.75%, 6.75% Floor)	6.96%	^	04/25/2031	1,499,666
1,500,000	Magnetite Ltd., Series 2019-24A-D (3 Month LIBOR USD + 3.80%, 3.80% Floor)	4.04%	^	01/15/2033	1,507,413
1,000,000	Magnetite Ltd., Series 2019-24A-E (3 Month LIBOR USD + 6.95%, 6.95% Floor)	7.19%	^	01/15/2033	1,004,234
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E (3 Month LIBOR USD + 5.40%)	5.64%	^	01/15/2028	2,400,663
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	3.47%	^	10/18/2029	1,001,259
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.07%	^	01/19/2032	2,007,265
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	4.24%	^	07/15/2029	999,342
1,000,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 1.90%, 1.90% Floor)	2.12%	^	01/22/2030	984,905
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.17%	^	02/14/2031	2,500,007
4,000,000	Octagon Investment Partners Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 7.00%, 7.00% Floor)	7.22%	^	02/14/2031	4,002,571
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-ER (3 Month LIBOR USD + 7.25%)	7.46%	^	01/24/2033	1,999,992
1,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR (3 Month LIBOR USD + 8.09%, 8.09% Floor)	8.33%	^	07/15/2030	842,880
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-SUB	13.58%	#^@Þ	03/17/2030	1,218,352
1,500,000	Octagon Investment Partners Ltd., Series 2018-1A-D (3 Month LIBOR USD + 5.20%, 5.20% Floor)	5.42%	^	01/20/2031	1,354,916
900,000	Octagon Investment Partners Ltd., Series 2018-3A-E (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.97%	^	10/20/2030	859,433
1,000,000	Octagon Investment Partners Ltd., Series 2019-1A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.87%	^	07/20/2032	1,001,877
500,000	Octagon Investment Partners Ltd., Series 2019-4A-E (3 Month LIBOR USD + 6.80%, 6.80% Floor)	7.01%	^	05/12/2031	495,675
1,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.19%	^	04/15/2030	969,877
2,000,000	Sound Point Ltd., Series 2014-3RA-C (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.46%	^	10/23/2031	1,954,082
2,000,000	Taconic Park Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.22%	^	01/20/2029	1,993,846
2,250,000	Trimaran CAVU LLC, Series 2019-1A-D (3 Month LIBOR USD + 4.15%, 4.15% Floor)	4.37%	^	07/20/2032	2,249,403
500,000	Trimaran CAVU LLC, Series 2019-2A-C (3 Month LIBOR USD + 4.72%, 4.72% Floor)	4.94%	^	11/26/2032	505,112
500,000	Venture Ltd., Series 2017-30A-C (3 Month LIBOR USD + 1.95%)	2.19%	^	01/15/2031	488,620
1,000,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	3.77%	^	07/20/2030	984,595
3,000,000	Voya Ltd., Series 2019-4A-D (3 Month LIBOR USD + 3.83%, 3.83% Floor)	4.07%	^	01/15/2033	3,006,201
1,000,000	Voya Ltd., Series 2020-1A-D (3 Month LIBOR USD + 4.25%, 4.25% Floor)	4.55%	^	07/16/2031	1,007,308
2,000,000	Wind River Ltd., Series 2012-1A-ER (3 Month LIBOR USD + 7.38%)	7.62%	^Þ	01/15/2026	2,000,000
2,500,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99%	^	01/15/2031	2,086,512
1,040,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	2.87%	^	11/20/2030	1,000,354

Total Collateralized Loan Obligations (Cost $100,514,880)					97,888,750

Foreign Corporate Bonds - 0.5%
1,250,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,459,387

Total Foreign Corporate Bonds (Cost $1,214,544)					1,459,387

Non-Agency Commercial Mortgage Backed Obligations - 19.2%
2,000,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	09/14/2036	1,915,370
18,396,234	Benchmark Mortgage Trust, Series 2018-B1-XA	0.52%	#I/O	01/15/2051	538,758
1,398,000	Benchmark Mortgage Trust, Series 2018-B4-D	2.81%	#^	07/15/2051	1,246,467
1,012,000	BF Mortgage Trust, Series 2019-NYT-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	12/15/2035	979,635
4,200,000	BX Commercial Mortgage Trust, Series 2019-IMC-G (1 Month LIBOR USD + 3.60%, 3.60% Floor)	3.76%	^	04/15/2034	3,633,578
850,000	BX Commercial Mortgage Trust, Series 2017-APPL-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41%	^	07/15/2034	837,514
1,000,000	BX Commercial Mortgage Trust, Series 2019-OC11-E	4.08%	#^	12/09/2041	996,873

976,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	10/15/2035	864,106
17,496,838	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.92%	#I/O	11/13/2050	725,461
269,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42%	#^	02/10/2048	240,808
4,376,666	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.34%	#I/O	02/10/2048	196,944
182,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	130,959
168,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.81%	^	12/15/2036	146,712
30,882,245	Commercial Mortgage Pass-Through Certificates, Series 2013-LC6-XA	1.32%	#I/O	01/10/2046	618,015
26,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XC	1.24%	#^I/O	06/10/2047	1,014,235
1,288,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	402,755
2,313,067	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ	08/10/2047	185,404
5,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ	08/10/2047	0
27,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-XD	1.06%	#^I/O	05/10/2048	1,120,023
809,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.54%	#	08/10/2048	840,720
566,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-C	4.48%	#	10/10/2048	601,659
5,297,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.23%	#^I/O	10/10/2048	275,473
76,855,223	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.69%	#I/O	07/10/2048	1,993,671
1,500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-E	3.62%	#^	10/10/2048	976,529
549,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-E	4.14%	#^	02/10/2049	449,839
885,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.63%	#	11/15/2048	895,573
608,420	FREMF Mortgage Trust, Series 2015-KF07-B (1 Month LIBOR USD + 4.95%)	5.10%	^	02/25/2025	613,265
111,652	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.20%	^	07/25/2023	113,545
606,131	FREMF Mortgage Trust, Series 2016-KF25-B (1 Month LIBOR USD + 5.00%, 5.00% Floor)	5.15%	^	10/25/2023	602,459
3,000,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.29%	^	12/15/2036	2,668,096
1,000,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.33%	#^	02/10/2048	903,119
80,679,609	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.44%	#I/O	03/10/2051	2,178,987
2,150,000	GS Mortgage Securities Corporation, Series 2014-GC26-D	4.51%	#^	11/10/2047	1,616,235
1,640,000	Hawaii Hotel Trust, Series 2019-MAUI-F (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.91%	^	05/15/2038	1,526,851
1,334,197	HPLY Trust, Series 2019-HIT-G (1 Month LIBOR USD + 3.90%, 3.90% Floor)	4.06%	^	11/15/2036	1,154,164
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-G (1 Month LIBOR USD + 4.05%, 4.05% Floor)	4.21%	^	07/15/2036	1,057,051
1,153,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-XG	0.50%	#^I/O	07/15/2036	4,294
22,452,281	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX-XA	1.48%	#I/O	06/15/2045	168,033
74,170	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	65,640
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.70%	#^	02/15/2046	1,143,232
10,765,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.10%	#^I/O	08/15/2046	280,093
3,488,650	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	2,175,443
1,938,200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	1,007,345
5,298,968	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ	04/15/2047	687,573
925,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	944,976
2,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.97%	#^	09/15/2047	1,755,887
3,956,695	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.96%	#I/O	01/15/2048	124,419
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	408,808
180,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.20%	#	05/15/2048	177,357
20,920,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XE	0.30%	#^I/O	05/15/2048	288,619
675,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65%	#	11/15/2048	555,336
16,358,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XD	0.50%	#^I/O	11/15/2048	326,929
165,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61%	#	12/15/2048	177,131
1,175,000	JPMCC Commercial Mortgage Securities Trust, Series 2018-AON-F	4.61%	#^	07/05/2031	1,164,590
500,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	07/15/2036	466,552
4,175,386	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.77%	#^I/O	03/10/2049	204,350
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	524,857
804,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	681,138
851,000	Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART-D	3.31%	^	09/13/2031	836,258
784,000	Morgan Stanley Capital Trust, Series 2007-IQ15-C	6.15%	#^	06/11/2049	754,719
1,191,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G (1 Month LIBOR USD + 6.90%, 6.90% Floor)	7.06%	^	11/15/2034	807,770
824,000	UBS Commercial Mortgage Trust, Series 2013-C5-D	4.10%	#^	03/10/2046	519,376
1,420,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.10%	#^	03/10/2046	1,364,333
467,000	Wells Fargo Commercial Mortgage Trust, Series 2012-LC5-E	4.76%	#^Þ	10/15/2045	417,186
23,293,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-XF	1.09%	#^I/O	05/15/2048	966,520
747,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-D	3.70%	#	12/15/2048	694,527
53,999,996	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.67%	#I/O	03/15/2051	2,190,083

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $68,527,913)					56,144,227

Non-Agency Residential Collateralized Mortgage Obligations - 27.0%
1,533,088	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.64%	#	03/25/2036	1,097,971
751,814	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	754,872
10,969,692	BCAP LLC Trust, Series 2007-AB1-A5	4.86%	ß	03/25/2037	7,305,567
4,060,470	BCAP LLC Trust, Series 2010-RR6-2216	3.29%	#^	06/26/2036	3,908,946
733,701	BCAP LLC Trust, Series 2010-RR6-6A2	9.30%	#^	07/26/2037	548,777
1,500,381	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	913,893
1,658,284	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,166,894
1,624,681	CHL Mortgage Pass-Through Trust, Series 2007-4-1A35 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.55%	I/F I/O	05/25/2037	504,491
6,996,597	CIM Trust, Series 2016-1RR-B2	6.00%	#^Þ	07/26/2055	6,494,058
7,000,000	CIM Trust, Series 2016-2RR-B2	5.99%	#^Þ	02/25/2056	6,481,441
7,000,000	CIM Trust, Series 2016-3RR-B2	5.98%	#^Þ	02/27/2056	6,490,383
6,010,000	CIM Trust, Series 2017-3RR-B2	10.69%	#^Þ	01/27/2057	5,736,328
388,897	Citigroup Mortgage Loan Trust, Inc., Series 2006-8-A4 (-3 x 1 Month LIBOR USD + 19.66%, 19.66% Cap)	19.25%	^I/F	10/25/2035	486,831
1,444,017	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A16	6.00%		06/25/2037	1,440,032
945,694	Countrywide Alternative Loan Trust, Series 2005-85CB-2A5 (1 Month LIBOR USD + 1.10%, 1.10% Floor, 7.00% Cap)	1.25%		02/25/2036	768,008
199,716	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	21.09%	I/F	02/25/2036	277,731
2,249,366	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-7A1	6.00%		12/25/2035	1,700,064
3,157,665	Credit Suisse Mortgage Capital Certificates, Series 2006-5-3A3	6.50%		06/25/2036	1,135,868
663,617	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	632,963
271,369	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	265,018
1,347,237	IndyMac Mortgage Loan Trust, Series 2005-AR23-6A1	3.06%	#	11/25/2035	1,270,370
73,282	JP Morgan Alternative Loan Trust, Series 2006-S1-2A5	5.50%		02/25/2021	67,659
1,941,800	JP Morgan Resecuritization Trust, Series 2011-1-2A10	6.00%	#^	06/26/2037	1,804,943
872,517	Lehman Mortgage Trust, Series 2007-10-1A1	6.00%		01/25/2038	901,629
1,501,341	Lehman Mortgage Trust, Series 2007-4-1A3	5.75%		05/25/2037	1,147,390
5,800,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.50%	^	04/25/2023	5,620,448
1,088,477	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	1,094,290
1,526,532	Residential Accredit Loans, Inc., Series 2005-QS13-2A3	5.75%		09/25/2035	1,531,375
933,141	Residential Accredit Loans, Inc., Series 2005-QS14-3A1	6.00%		09/25/2035	919,337
1,172,722	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,168,127
2,274,494	Residential Accredit Loans, Inc., Series 2006-QS7-A3	6.00%		06/25/2036	2,175,579
614,995	Residential Accredit Loans, Inc., Series 2007-QS1-1A1	6.00%		01/25/2037	602,874
2,714,539	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	2,664,673
1,016,541	Residential Accredit Loans, Inc., Series 2007-QS6-A1 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.48%		04/25/2037	758,765
1,076,203	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,036,269

231,573	Residential Accredit Loans, Inc., Series 2007-QS6-A2 (-8 x 1 Month LIBOR USD + 55.58%, 55.58% Cap)	54.35%	I/F	04/25/2037	445,022
1,639,744	Residential Asset Securitization Trust, Series 2006-A6-1A12 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.95%	I/F I/O	07/25/2036	520,746
1,621,302	Residential Asset Securitization Trust, Series 2006-A6-1A9	6.00%		07/25/2036	748,972
671,257	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	644,150
728,152	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-2A2	3.03%	#	02/25/2036	704,122
1,041,816	Velocity Commercial Capital Loan Trust, Series 2018-1-M4	5.01%	^	04/25/2048	1,062,689
675,318	Velocity Commercial Capital Loan Trust, Series 2018-1-M5	6.26%	^	04/25/2048	682,687
1,098,457	Velocity Commercial Capital Loan Trust, Series 2018-1-M6	7.26%	^	04/25/2048	1,087,985
3,707,579	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.25%	ß	10/25/2036	1,956,912

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $81,230,179)					78,727,149

US Government and Agency Mortgage Backed Obligations - 26.0%
3,000,000	Federal Home Loan Mortgage Corporation, Series 2020-HQA2-B2 (1 Month LIBOR USD + 7.60%)	7.75%	^	03/25/2050	2,850,994
519,104	Federal Home Loan Mortgage Corporation, Series 3211-SI (-4 x 1 Month LIBOR USD + 27.67%, 27.67% Cap)	27.00%	I/F I/O	09/15/2036	516,934
1,178,277	Federal Home Loan Mortgage Corporation, Series 3236-ES (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.54%	I/F I/O	11/15/2036	255,664
715,677	Federal Home Loan Mortgage Corporation, Series 3256-S (-1 x 1 Month LIBOR USD + 6.69%, 6.69% Cap)	6.53%	I/F I/O	12/15/2036	155,781
444,264	Federal Home Loan Mortgage Corporation, Series 3292-SD (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.94%	I/F I/O	03/15/2037	76,137
4,693,841	Federal Home Loan Mortgage Corporation, Series 3297-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.60%	I/F I/O	04/15/2037	1,038,582
3,562,321	Federal Home Loan Mortgage Corporation, Series 3311-BI (-1 x 1 Month LIBOR USD + 6.76%, 6.76% Cap)	6.60%	I/F I/O	05/15/2037	891,875
3,408,240	Federal Home Loan Mortgage Corporation, Series 3311-IA (-1 x 1 Month LIBOR USD + 6.41%, 6.41% Cap)	6.25%	I/F I/O	05/15/2037	773,020
733,214	Federal Home Loan Mortgage Corporation, Series 3314-SH (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.24%	I/F I/O	11/15/2036	147,886
382,245	Federal Home Loan Mortgage Corporation, Series 3330-KS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.39%	I/F I/O	06/15/2037	68,568
95,968	Federal Home Loan Mortgage Corporation, Series 3339-AI (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.39%	I/F I/O	07/15/2037	14,116
2,292,309	Federal Home Loan Mortgage Corporation, Series 3339-TI (-1 x 1 Month LIBOR USD + 6.14%, 6.14% Cap)	5.98%	I/F I/O	07/15/2037	477,905
1,279,299	Federal Home Loan Mortgage Corporation, Series 3374-SD (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.29%	I/F I/O	10/15/2037	239,298
224,333	Federal Home Loan Mortgage Corporation, Series 3382-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.14%	I/F I/O	11/15/2037	39,124
4,092,052	Federal Home Loan Mortgage Corporation, Series 3404-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/F I/O	01/15/2038	816,063
243,664	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.49%	I/F I/O	03/15/2038	30,527
2,996,020	Federal Home Loan Mortgage Corporation, Series 3435-S (-1 x 1 Month LIBOR USD + 5.98%, 5.98% Cap)	5.82%	I/F I/O	04/15/2038	655,549
178,000	Federal Home Loan Mortgage Corporation, Series 3508-PS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.49%	I/F I/O	02/15/2039	24,332
1,441,749	Federal Home Loan Mortgage Corporation, Series 3728-SV (-1 x 1 Month LIBOR USD + 4.45%, 4.45% Cap)	4.29%	I/F I/O	09/15/2040	190,164
8,657,045	Federal Home Loan Mortgage Corporation, Series 3736-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.89%	I/F I/O	10/15/2040	1,907,553
3,333,837	Federal Home Loan Mortgage Corporation, Series 3753-SB (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/F I/O	11/15/2040	714,429
3,733,608	Federal Home Loan Mortgage Corporation, Series 3780-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.34%	I/F I/O	12/15/2040	843,872
1,259,072	Federal Home Loan Mortgage Corporation, Series 3815-ST (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.69%	I/F I/O	02/15/2041	250,266
1,174,966	Federal Home Loan Mortgage Corporation, Series 3905-SC (-5 x 1 Month LIBOR USD + 22.75%, 22.75% Cap)	21.98%	I/F	08/15/2041	2,417,144
1,317,146	Federal Home Loan Mortgage Corporation, Series 3924-SJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.84%	I/F I/O	09/15/2041	279,498
3,342,381	Federal Home Loan Mortgage Corporation, Series 3960-ES (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.79%	I/F I/O	11/15/2041	591,577
1,598,951	Federal Home Loan Mortgage Corporation, Series 4225-BS (-3 x 1 Month LIBOR USD + 11.87%, 11.87% Cap)	11.45%	I/F	12/15/2040	1,723,784
3,016,769	Federal Home Loan Mortgage Corporation, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.74%	I/F I/O	01/15/2054	535,982
21,275,050	Federal Home Loan Mortgage Corporation, Series 4610-IB	3.00%	I/O	06/15/2041	684,250
7,400,000	Federal National Mortgage Association	1.50%		01/15/2051	7,476,014
3,000,000	Federal National Mortgage Association	2.00%		01/15/2051	3,116,129
102,246	Federal National Mortgage Association, Series 2005-72-WS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.60%	I/F I/O	08/25/2035	16,100
1,025,450	Federal National Mortgage Association, Series 2005-90-SP (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.60%	I/F I/O	09/25/2035	110,153
397,755	Federal National Mortgage Association, Series 2006-117-SQ (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.40%	I/F I/O	12/25/2036	68,529
235,111	Federal National Mortgage Association, Series 2006-119-HS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	12/25/2036	52,446
4,463,942	Federal National Mortgage Association, Series 2006-123-CI (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.59%	I/F I/O	01/25/2037	1,090,448
2,110,049	Federal National Mortgage Association, Series 2007-15-BI (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.55%	I/F I/O	03/25/2037	494,306
604,858	Federal National Mortgage Association, Series 2007-20-S (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.59%	I/F I/O	03/25/2037	101,211
316,961	Federal National Mortgage Association, Series 2007-21-SD (-1 x 1 Month LIBOR USD + 6.48%, 6.48% Cap)	6.33%	I/F I/O	03/25/2037	59,363
958,473	Federal National Mortgage Association, Series 2007-30-IE (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.59%	I/F I/O	04/25/2037	276,209
2,126,993	Federal National Mortgage Association, Series 2007-32-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	04/25/2037	454,798
999,464	Federal National Mortgage Association, Series 2007-40-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	05/25/2037	199,434
173,907	Federal National Mortgage Association, Series 2007-48-SE (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	05/25/2037	29,491
315,935	Federal National Mortgage Association, Series 2007-64-LI (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.41%	I/F I/O	07/25/2037	60,565
118,361	Federal National Mortgage Association, Series 2007-68-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	07/25/2037	19,390
5,530,643	Federal National Mortgage Association, Series 2007-75-PI (-1 x 1 Month LIBOR USD + 6.54%, 6.54% Cap)	6.39%	I/F I/O	08/25/2037	1,127,264
2,969,472	Federal National Mortgage Association, Series 2008-33-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	04/25/2038	591,272
2,531,110	Federal National Mortgage Association, Series 2008-42-SC (-1 x 1 Month LIBOR USD + 5.90%, 5.90% Cap)	5.75%	I/F I/O	05/25/2038	475,518
541,555	Federal National Mortgage Association, Series 2008-5-GS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	02/25/2038	108,499
1,506,682	Federal National Mortgage Association, Series 2008-62-SD (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	07/25/2038	275,858
984,907	Federal National Mortgage Association, Series 2008-68-SB (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	08/25/2038	193,535
192,385	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	01/25/2040	33,791
958,807	Federal National Mortgage Association, Series 2009-12-CI (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.45%	I/F I/O	03/25/2036	166,510
194,676	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	07/25/2039	30,174
220,523	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.80%	I/F I/O	07/25/2039	38,955
116,494	Federal National Mortgage Association, Series 2009-67-SA (-1 x 1 Month LIBOR USD + 5.15%, 0.25% Floor, 5.15% Cap)	5.00%	I/F I/O	07/25/2037	12,163
542,220	Federal National Mortgage Association, Series 2009-87-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	11/25/2049	98,228
879,700	Federal National Mortgage Association, Series 2009-91-SD (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/F I/O	11/25/2039	162,979
151,511	Federal National Mortgage Association, Series 2010-115-SD (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.45%	I/F I/O	11/25/2039	27,118
211,871	Federal National Mortgage Association, Series 2010-11-SC (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.65%	I/F I/O	02/25/2040	23,324
1,138,936	Federal National Mortgage Association, Series 2010-134-SE (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.50%	I/F I/O	12/25/2025	98,935
5,754,118	Federal National Mortgage Association, Series 2010-142-SC (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.45%	I/F I/O	12/25/2040	1,347,622
985,823	Federal National Mortgage Association, Series 2010-15-SL (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.80%	I/F I/O	03/25/2040	148,769
171,175	Federal National Mortgage Association, Series 2010-19-SA (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	03/25/2050	28,332
781,186	Federal National Mortgage Association, Series 2010-31-SB (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F I/O	04/25/2040	119,514
1,339,351	Federal National Mortgage Association, Series 2010-39-SL (-1 x 1 Month LIBOR USD + 5.67%, 5.67% Cap)	5.52%	I/F I/O	05/25/2040	203,838
225,870	Federal National Mortgage Association, Series 2010-8-US (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.65%	I/F I/O	02/25/2040	19,187
225,551	Federal National Mortgage Association, Series 2010-9-GS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.60%	I/F I/O	02/25/2040	25,009
1,161,499	Federal National Mortgage Association, Series 2011-114-S (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	09/25/2039	235,914
1,996,557	Federal National Mortgage Association, Series 2011-146-US (-1 x 1 Month LIBOR USD + 7.00%, 7.00% Cap)	6.79%	I/F	01/25/2042	2,347,998
380,675	Federal National Mortgage Association, Series 2011-5-PS (-1 x 1 Month LIBOR USD + 6.40%, 6.40% Cap)	6.25%	I/F I/O	11/25/2040	23,588
268,348	Federal National Mortgage Association, Series 2012-29-SG (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	04/25/2042	50,747
3,024,170	Federal National Mortgage Association, Series 2012-56-SN (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	06/25/2042	453,804
3,385,207	Federal National Mortgage Association, Series 2012-76-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.85%	I/F I/O	07/25/2042	567,364
4,901,197	Federal National Mortgage Association, Series 2013-83-US (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.85%	I/F	08/25/2043	4,979,857
16,944,899	Federal National Mortgage Association, Series 2019-M26-X1	0.62%	# I/O	03/25/2030	729,835
264,444	Federal National Mortgage Association, Series 374-19	6.50%	I/O	09/25/2036	58,270
651,738	Government National Mortgage Association, Series 2009-104-SD (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.20%	I/F I/O	11/16/2039	125,954
112,269	Government National Mortgage Association, Series 2010-98-IA	5.65%	# I/O	03/20/2039	11,816
743,193	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.20%	I/F I/O	05/20/2041	126,938
1,164,630	Government National Mortgage Association, Series 2011-71-SG (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/F I/O	05/20/2041	191,508
1,314,184	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.23%	I/F I/O	05/20/2041	232,644
1,554,835	Government National Mortgage Association, Series 2011-89-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/F I/O	06/20/2041	291,978
769,718	Government National Mortgage Association, Series 2012-34-LI (-20 x 1 Month LIBOR USD + 122.00%, 6.00% Cap)	6.00%	I/F I/O	12/16/2039	154,793
9,965,877	Government National Mortgage Association, Series 2013-119-TZ	3.00%	>	08/20/2043	10,290,658
23,804,120	Government National Mortgage Association, Series 2013-39-HS (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.60%	I/F I/O	03/20/2041	3,315,904

4,590,544	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.05%	I/F I/O	03/20/2044	957,676
7,051,659	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.10%	I/F I/O	04/16/2044	1,496,593
5,248,306	Government National Mortgage Association, Series 2014-63-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.40%	I/F I/O	04/20/2044	1,289,094
3,705,993	Government National Mortgage Association, Series 2014-69-ST (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	5.95%	I/F I/O	12/16/2039	686,842
4,860,590	Government National Mortgage Association, Series 2015-148-BS (-1 x 1 Month LIBOR USD + 5.69%, 5.69% Cap)	5.54%	I/F I/O	10/20/2045	914,831
25,911,302	Government National Mortgage Association, Series 2018-111-SA (-1 x 1 Month LIBOR USD + 4.55%, 4.55% Cap)	4.40%	I/F I/O	08/20/2048	2,689,243
54,631,694	Government National Mortgage Association, Series 2018-48-SD (-1 x 1 Month LIBOR USD + 3.90%, 3.90% Cap)	3.75%	I/F I/O	04/20/2048	5,322,525

Total US Government and Agency Mortgage Backed Obligations (Cost $63,824,468)					75,738,228

US Government and Agency Obligations - 5.8%
17,100,000	United States Treasury Notes	0.38%		07/31/2027	16,870,887

Total US Government and Agency Obligations (Cost $16,916,998)					16,870,887

Common Stocks - 0.2%
13,001	Foresight Equity * Þ				227,648
34,446	McDermott International Ltd. *				27,901
4,476	New Constellis Holdings, Inc. * Þ				6,994
4,104	Summit Midstream Partners LP				51,259
6,558	Syncreon Group B.V. * Þ				262,314

Total Common Stocks (Cost $602,206)					576,116

Short Term Investments - 1.7%
1,680,026	First American Government Obligations Fund - Class U	0.04%	◆		1,680,026
1,680,026	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		1,680,026
1,680,026	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		1,680,026

Total Short Term Investments (Cost $5,040,078)					5,040,078

Total Investments - 123.9% (Cost $369,657,261) ‡					361,733,978
Liabilities in Excess of Other Assets - (23.9)%					(69,652,660)

NET ASSETS - 100.0%					$292,081,318

Þ	Value determined using significant unobservable inputs.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2020.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2020.

*	Non-income producing security

‡

Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowing under the line of credit with the Lender.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

@

Security pays interest at rates that represent residual cash flows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2020.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $30,661 or 0.0% of net assets.

◆	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	33.5%
Non-Agency Residential Collateralized Mortgage Obligations	27.0%
US Government and Agency Mortgage Backed Obligations	26.0%
Non-Agency Commercial Mortgage Backed Obligations	19.2%
Bank Loans	7.5%
US Government and Agency Obligations	5.8%
Asset Backed Obligations	2.5%
Short Term Investments	1.7%
Foreign Corporate Bonds	0.5%
Common Stocks	0.2%
Other Assets and Liabilities	(23.9)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	33.5%
Non-Agency Residential Collateralized Mortgage Obligations	27.0%
US Government and Agency Mortgage Backed Obligations	26.0%
Non-Agency Commercial Mortgage Backed Obligations	19.2%
US Government and Agency Obligations	5.8%
Asset Backed Obligations	2.5%
Short Term Investments	1.7%
Electronics/Electric	1.4%
Healthcare	1.0%
Energy	0.8%
Business Equipment and Services	0.6%
Transportation	0.6%
Telecommunications	0.5%
Insurance	0.5%
Chemicals/Plastics	0.4%
Automotive	0.3%
Retailers (other than Food/Drug)	0.3%
Financial Intermediaries	0.3%
Food Products	0.3%
Food Service	0.2%
Environmental Control	0.2%
Utilities	0.2%
Media	0.2%
Industrial Equipment	0.2%
Mining	0.1%
Cosmetics/Toiletries	0.1%
Aerospace & Defense	0.0	% ~
Building and Development (including Steel/Metals)	0.0	% ~
Containers and Glass Products	0.0	% ~
Leisure	0.0	% ~
Other Assets and Liabilities	(23.9)%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

1.  Organization

DoubleLine Opportunistic Credit Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. The Fund was organized as a Massachusetts business trust on July 22, 2011 and commenced operations on January 27, 2012. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DBL”. The Fund’s investment objective is to seek high total investment return by providing a high level of current income and the potential for capital appreciation.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser (as defined below) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category
Investments in Securities
Level 1
Money Market Funds	$5,040,078
Common Stocks	79,160

Total Level 1	5,119,238
Level 2
Collateralized Loan Obligations	$94,553,067
US Government and Agency Mortgage Backed Obligations	75,738,228
Non-Agency Residential Collateralized Mortgage Obligations	53,524,939
Non-Agency Commercial Mortgage Backed Obligations	51,268,521
Bank Loans	21,864,377
US Government and Agency Obligations	16,870,887
Asset Backed Obligations	4,249,578
Foreign Corporate Bonds	1,459,387

Total Level 2	319,528,984
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	$25,202,210
Non-Agency Commercial Mortgage Backed Obligations	4,875,706
Collateralized Loan Obligations	3,335,683
Asset Backed Obligations	3,066,163
Common Stocks	496,956
Bank Loans	109,038

Total Level 3	37,085,756

Total	$361,733,978

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$25,775,671	$-	$(623,132)	$49,671	$-	$-	$-	$-	$25,202,210	$(623,132)
Non-Agency Commercial Mortgage Backed Obligations	4,743,949	4,854	88,547	17,626	26,632	(5,902)	-	-	4,875,706	90,995
Collateralized Loan Obligations	1,188,305	-	147,378	-	-	-	2,000,000	-	3,335,683	147,378
Asset Backed Obligations	2,871,114	-	154,479	-	55,503	(14,933)	-	-	3,066,163	314,344
Common Stocks	411,076	-	85,880	-	-	-	-	-	496,956	85,880
Bank Loans	109,312	108	(827)	719	-	(274)	-	-	109,038	(717)

Total	$35,099,427	$4,962	$(147,675)	$68,016	$82,135	$(21,109)	$2,000,000	$-	$37,085,756	$14,748

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$25,202,210	Market Comparables	Market Quotes	$92.59 - $95.45 ($93.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$4,875,706	Market Comparables	Yields	12.00% - 45.00% (18.79%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$3,335,683	Market Comparables	Market Quotes	$11.73 - $100.00 ($82.62)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$3,066,163	Market Comparables	Market Quotes	$48.97 - $4,437.87 ($1,700.59)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$496,956	Market Comparables	Market Quotes	$1.56 - $40.00 ($29.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$109,038	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.